Inventories (Tables)	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Components of inventories	Inventories consisted of the following:

	December 31, 2015	December 31, 2014
Raw materials	1,740	—
Goods in Transit	3,354	—
Finished goods	$22,151	$6,975

Total	$27,245	$6,975